Related Party Transactions and Balances (Details) - Schedule of Related Parties that had Balances or Transactions	12 Months Ended
Mar. 31, 2024
Yisheng Biopharma Holdings Ltd [Member]
Schedule of Related Parties that had Balances or Transactions [Line Items]
Relationship with Lakeshore Group	An entity controlled by Yi Zhang*	[1]
Apex Prospect Limited [Member]
Schedule of Related Parties that had Balances or Transactions [Line Items]
Relationship with Lakeshore Group	A shareholder of Lakeshore Group
Yi Zhang [Member]
Schedule of Related Parties that had Balances or Transactions [Line Items]
Relationship with Lakeshore Group	A shareholder of Lakeshore Group	[1]
Hui Shao [Member]
Schedule of Related Parties that had Balances or Transactions [Line Items]
Relationship with Lakeshore Group	Chief Executive Officer
Nan Zhang [Member]
Schedule of Related Parties that had Balances or Transactions [Line Items]
Relationship with Lakeshore Group	Daughter of Yi Zhang
Xu Zhang [Member]
Schedule of Related Parties that had Balances or Transactions [Line Items]
Relationship with Lakeshore Group	Daughter Yi Zhang
Rui Mi [Member]
Schedule of Related Parties that had Balances or Transactions [Line Items]
Relationship with Lakeshore Group	Spouse of Yi Zhang

[1]	Yi Zhang was the chairman of the board of directors for the years ended March 31, 2023 and 2022. The entity controlled by him was the related parties of Lakeshore Group during fiscal years 2023 and 2022.